Income tax and social contribution (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Income Tax And Social Contribution
Income tax and social contribution					R$ 535,000
Recognition inflation adjustment amounts		R$ 41,000	R$ 61,000	R$ 11,000
Deferred income tax and social contribution		156,000
Recognizing deferred taxes on tax losses		156,000
Reclassified from non current		470,000
Write off amount	R$ 13,000
Recognized credits total amount		R$ 151,000
Income tax and social contribution percentage		25.00%	9.00%
Taxable profit reached percentage		30.00%
Credit used amount		R$ 105,299	R$ 123,948